Revenue	12 Months Ended
Dec. 31, 2023
Disclosure of Revenue [Abstract]
Revenue
Note 20 – Revenue

	For the Year Ended December 31,
	2023	2022	2021
	$ Thousands
Revenue from sale of electricity and infrastructure services in Israel	593,941	486,680	419,395
Revenue from sale of electricity in US	36,959	25,780	25,605
Revenue from sale of steam in Israel	16,006	18,476	17,648
Revenue from provision of services and other revenue in US	36,007	31,509	25,115
Other revenue in Israel	8,883	11,512	-
	691,796	573,957	487,763